UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08229

UBS Index Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments

UBS S&P 500 Index Fund
SCHEDULE OF INVESTMENTS – August 31, 2006 (unaudited)

Security description	Number of shares	Value ($)	Security description	Number of shares	Value ($)

Common stocks - 99.74%

Aerospace & defense - 2.37%			Beverages-(concluded)

Boeing Co.	13,900	1,041,110	Coca-Cola Co.	35,200	1,577,312

General Dynamics Corp.	6,900	466,095	Coca-Cola Enterprises, Inc.	5,400	120,420

Goodrich Corp.	2,300	89,585	Constellation Brands, Inc., Class A*	3,300	90,057

Honeywell International, Inc.	14,400	557,568	Molson Coors Brewing Co., Class B	1,100	77,330

L-3 Communications Holdings, Inc.	2,200	165,858	Pepsi Bottling Group, Inc.	2,200	77,022

Lockheed Martin Corp.	6,100	503,860	PepsiCo, Inc.	28,500	1,860,480

Northrop Grumman Corp.	5,900	394,179			4,577,605

Raytheon Co.	7,800	368,238	Biotechnology - 1.26%

Rockwell Collins, Inc.	2,900	152,047	Amgen, Inc.*	20,400	1,385,772

United Technologies Corp.	17,500	1,097,425	Biogen Idec, Inc.*	5,800	256,012

		4,835,965	Genzyme Corp.*	4,600	304,658

Air freight & couriers - 0.93%			Gilead Sciences, Inc.*	8,000	507,200

FedEx Corp.	5,300	535,459	Medimmune, Inc.*	4,100	113,324

Ryder System, Inc.	1,000	49,420			2,566,966

United Parcel Service, Inc., Class B	18,800	1,316,940	Building products - 0.15%

		1,901,819	American Standard Cos., Inc.	2,900	121,133

Airlines - 0.11%			Masco Corp.	6,700	183,647

Southwest Airlines Co.	12,900	223,428			304,780

Auto components - 0.14%			Chemicals - 1.45%

Goodyear Tire & Rubber Co.*	3,900	53,040	Air Products & Chemicals, Inc.	4,000	265,160

Johnson Controls, Inc.	3,300	237,369	Dow Chemical Co.	16,600	632,958

		290,409	Eastman Chemical Co.	1,600	83,920

Automobiles - 0.28%			Ecolab, Inc.	3,200	142,656

Ford Motor Co.(1)	32,500	272,025	E.I. du Pont de Nemours & Co.	15,900	635,523

General Motors Corp.(1)	10,000	291,800	International Flavors & Fragrances, Inc.	1,100	43,747

		563,825	Monsanto Co.	9,600	455,424

Banks - 7.19%			PPG Industries, Inc.	2,900	183,744

AmSouth Bancorp	6,300	180,495	Praxair, Inc.	5,500	315,755

Bank of America Corp.	78,422	4,036,381	Rohm & Haas Co.	2,600	114,660

Bank of New York Co., Inc.	13,100	442,125	Sigma-Aldrich Corp.	1,000	72,630

BB&T Corp.	9,600	410,880			2,946,177

Comerica, Inc.	3,000	171,750	Commercial services & supplies - 1.37%

Commerce Bancorp, Inc.(1)	3,200	106,592	Allied Waste Industries, Inc.*	4,000	41,360

Compass Bancshares, Inc.	2,000	116,000	Apollo Group, Inc., Class A*	2,300	115,483

Fifth Third Bancorp	9,300	365,862	Automatic Data Processing, Inc.	10,200	481,440

First Horizon National Corp.	2,200	83,996	Avery Dennison Corp.	2,100	130,074

Golden West Financial Corp.	4,500	339,705	Cintas Corp.	2,200	81,466

Huntington Bancshares, Inc.	4,600	110,032	Donnelley, R. R. & Sons Co.	3,800	123,196

KeyCorp	7,000	257,530	Equifax, Inc.	2,500	79,475

M&T Bank Corp.	1,300	159,198	First Data Corp.	13,200	567,204

Marshall & Ilsley Corp.	3,800	177,194	Fiserv, Inc.*	3,300	145,761

Mellon Financial Corp.	7,300	271,779	H&R Block, Inc.	5,200	109,356

National City Corp.	8,900	307,762	Monster Worldwide, Inc.*	2,200	89,628

Northern Trust Corp.	3,200	179,168	Paychex, Inc.	5,700	204,687

North Fork Bancorp, Inc.	8,350	229,124	Pitney Bowes, Inc.	3,900	170,001

PNC Financial Services Group	5,100	361,029	Robert Half International, Inc.	2,900	89,726

Regions Financial Corp.	7,900	284,321	Sabre Holdings Corp.	2,200	48,224

Sovereign Bancorp, Inc.	6,035	125,769	Waste Management, Inc.	9,200	315,376

SunTrust Banks, Inc.	6,200	473,680			2,792,457

Synovus Financial Corp.	5,400	157,032	Communications equipment - 2.79%

US Bancorp, Inc.	30,400	974,928	ADC Telecommunications, Inc.*	2,385	32,555

Wachovia Corp.	27,519	1,503,363	Andrew Corp.*	3,400	31,450

Washington Mutual, Inc.	16,103	674,555	Avaya, Inc.*	7,900	82,555

Wells Fargo & Co.(1)	57,800	2,008,550	CIENA Corp.*	9,100	35,945

Zions Bancorp	1,900	150,081	Cisco Systems, Inc.*	104,700	2,302,353

		14,658,881	Comverse Technology, Inc.*	3,600	75,240

Beverages - 2.25%			Corning, Inc.*	26,700	593,808

Anheuser-Busch Cos., Inc.	13,200	651,816

Brown-Forman Corp., Class B	1,600	123,168

UBS S&P 500 Index Fund
SCHEDULE OF INVESTMENTS – August 31, 2006 (unaudited)

Security description	Number of shares	Value ($)	Security description	Number of shares	Value ($)

Common stocks

Communications equipment-(concluded)			Diversified financials-(concluded)

JDS Uniphase Corp.*	31,800	72,186	T. Rowe Price Group, Inc.	5,000	220,300

Juniper Networks, Inc.*	8,700	127,629			17,889,269

Lucent Technologies, Inc.*	73,800	171,954	Diversified telecommunication services - 3.43%

Motorola, Inc.	42,200	986,636	ALLTEL Corp.	6,900	374,049

Qualcomm, Inc.	28,800	1,084,896	AT&T, Inc.	66,970	2,084,776

Tellabs, Inc.*	8,000	81,520	BellSouth Corp.	31,100	1,266,392

		5,678,727	CenturyTel, Inc.	1,900	75,658

Computers & peripherals - 3.54%			Citizens Communications Co.	6,000	82,740

Apple Computer, Inc.*	14,600	990,610	Embarq Corp.*	2,694	127,022

Dell, Inc.*	39,400	888,470	Qwest Communications International, Inc.*	28,100	247,561

EMC Corp.*	40,400	470,660	Sprint Corp. (1)	52,199	883,207

Hewlett-Packard Co.	48,300	1,765,848	Verizon Communications(1)	50,100	1,762,518

International Business Machines Corp.	26,800	2,169,996	Windstream Corp.	7,134	94,169

Lexmark International, Inc.*	1,700	95,319			6,998,092

NCR Corp.*	3,400	118,286	Electric utilities - 2.81%

Network Appliance, Inc.*	6,200	212,288	Allegheny Energy, Inc.*	2,800	116,872

SanDisk Corp.*	3,500	206,220	Ameren Corp.	3,500	187,425

Sun Microsystems, Inc.*	60,000	299,400	American Electric Power Co., Inc.	6,900	251,712

		7,217,097	CMS Energy Corp.*	4,300	62,952

Construction & engineering - 0.07%			Consolidated Edison, Inc.	4,300	198,660

Fluor Corp.	1,600	138,272	Constellation Energy Group, Inc.	3,100	186,279

Construction materials - 0.07%			Dominion Resources, Inc.	6,200	495,318

Vulcan Materials Co.	1,800	141,498	DTE Energy Co.	2,800	116,872

Containers & packaging - 0.15%			Edison International, Inc.	5,600	244,384

Ball Corp.	2,000	80,680	Entergy Corp.	3,600	279,540

Pactiv Corp.*	2,300	61,479	Exelon Corp.(1)	11,600	707,368

Sealed Air Corp.	1,100	57,057	FirstEnergy Corp.	5,800	330,948

Temple-Inland, Inc.	2,200	97,944	FPL Group, Inc.	7,100	315,595

		297,160	PG&E Corp.	6,200	259,966

Diversified financials - 8.78%			Pinnacle West Capital Corp.	1,600	73,504

American Express Co.	21,400	1,124,356	PPL Corp.	6,400	223,808

Ameriprise Financial, Inc.	4,260	194,810	Progress Energy, Inc.(2)	4,900	181,753

Bear Stearns Cos., Inc.	2,200	286,770	Public Service Enterprise Group, Inc.	4,400	308,088

Capital One Financial Corp.	5,300	387,430	Southern Co.	12,500	428,375

Charles Schwab Corp.	18,100	295,211	TECO Energy, Inc.	4,100	64,657

Chicago Mercantile Exchange Holdings, Inc.	500	220,000	TXU Corp.	8,200	542,922

CIT Group, Inc.	3,700	166,722	Xcel Energy, Inc.	6,900	143,520

Citigroup, Inc.	86,300	4,258,905			5,720,518

Countrywide Financial Corp.(1)	10,400	351,520	Electrical equipment - 0.50%

E*TRADE Financial Corp.*	7,100	167,489	American Power Conversion Corp.	3,200	56,224

Federal Home Loan Mortgage Corp.	11,900	756,840	Cooper Industries Ltd., Class A	1,400	114,632

Federal National Mortgage Association	16,500	868,725	Emerson Electric Co.	7,300	599,695

Franklin Resources, Inc.	2,700	265,707	Molex, Inc.	2,300	83,881

Goldman Sachs Group, Inc.	7,500	1,114,875	Rockwell Automation, Inc.	3,000	169,140

Janus Capital Group, Inc.	4,300	76,454			1,023,572

J.P. Morgan Chase & Co.	60,000	2,739,600	Electronic equipment & instruments - 0.37%

Legg Mason, Inc.	2,100	191,646	Agilent Technologies, Inc.*	7,100	228,336

Lehman Brothers Holdings, Inc.	9,300	593,433	Jabil Circuit, Inc.	3,400	91,222

Merrill Lynch & Co., Inc.	15,900	1,169,127	PerkinElmer, Inc.	2,700	49,761

Moody’s Corp.	4,200	256,956	Sanmina-SCI Corp.*	11,000	37,290

Morgan Stanley & Co., Inc.	18,400	1,210,536	Solectron Corp.*	14,900	46,786

Principal Financial Group, Inc.	5,000	266,200	Symbol Technologies, Inc.	5,100	61,251

SLM Corp.	6,900	334,857	Tektronix, Inc.	1,800	51,012

State Street Corp.	6,000	370,800	Thermo Electron Corp.*	2,900	113,680

			Waters Corp.*	1,600	68,240

					747,578

UBS S&P 500 Index Fund
SCHEDULE OF INVESTMENTS – August 31, 2006 (unaudited)

Security description	Number of shares	Value ($)	Security description	Number of shares	Value ($)

Common stocks

Energy equipment & services - 1.81%			Health care equipment & supplies-(concluded)

Baker Hughes, Inc.	5,900	419,962	Zimmer Holdings, Inc.*	4,300	292,400

BJ Services Co.	5,900	202,429			3,628,659

Halliburton Co.	18,000	587,160	Health care providers & services - 2.72%

Nabors Industries, Inc.*	5,200	170,976	Aetna, Inc.	10,000	372,700

National-Oilwell Varco, Inc.*	3,000	195,900	AmerisourceBergen Corp.	3,500	154,560

Noble Corp.	2,500	163,475	Cardinal Health, Inc.	7,200	485,424

Rowan Cos., Inc.	1,900	64,980	Caremark Rx, Inc.	7,600	440,344

Schlumberger Ltd.	20,300	1,244,390	CIGNA Corp.	2,000	226,140

Transocean Sedco Forex, Inc.*	5,500	367,125	Coventry Health Care, Inc.*	2,900	157,296

Weatherford International Ltd.*	6,200	266,600	Express Scripts, Inc.*	2,500	210,200

		3,682,997	HCA, Inc.	7,000	345,240

Food & drug retailing - 1.19%			Health Management Associates, Inc., Class A	4,400	92,004

CVS Corp.	14,000	469,700	Humana, Inc.*	2,900	176,697

Kroger Co.	12,400	295,244	IMS Health, Inc.	3,300	90,057

Safeway, Inc.	7,700	238,161	Laboratory Corp. of America Holdings*	2,100	143,682

SUPERVALU, Inc.	3,537	101,017	Manor Care, Inc.	1,200	62,640

Sysco Corp.	10,800	339,012	McKesson Corp.	5,400	274,320

Walgreen Co.	17,300	855,658	Quest Diagnostics, Inc.	2,800	179,984

Whole Foods Market, Inc.	2,400	128,688	Tenet Healthcare Corp.*(1)	8,000	63,040

		2,427,480	UnitedHealth Group, Inc.	23,200	1,205,240

Food products - 1.16%			WellPoint, Inc.*	11,100	859,251

Archer-Daniels-Midland Co.	11,200	461,104			5,538,819

Campbell Soup Co.	3,100	116,467	Hotels, restaurants & leisure - 1.48%

ConAgra Foods, Inc.	9,400	223,720	Carnival Corp.	7,600	318,440

Dean Foods Co.*	2,200	87,164	Darden Restaurants, Inc.	2,100	74,340

General Mills, Inc.	6,100	330,803	Harrah’s Entertainment, Inc.	3,200	199,552

Heinz, H.J. & Co.	5,700	238,488	Hilton Hotels Corp.	5,700	145,179

Kellogg Co.	4,100	207,870	International Game Technology	5,900	228,212

McCormick & Co., Inc.	2,400	87,408	Marriott International, Inc., Class A	5,600	210,896

Sara Lee Corp.	12,500	207,875	McDonald’s Corp.	21,400	768,260

The Hershey Co.	3,000	161,880	Starbucks Corp.*	13,700	424,837

Tyson Foods, Inc., Class A	4,900	72,177	Starwood Hotels & Resorts Worldwide, Inc., Class B	3,800	202,388

Wm. Wrigley Jr. Co.	3,725	172,915	Wendy’s International, Inc.	1,800	115,020

		2,367,871	Wyndham Worldwide Corp*	3,540	103,580

Gas utilities - 0.32%			Yum! Brands, Inc.	4,700	229,736

KeySpan Corp.	3,100	127,100			3,020,440

Kinder Morgan, Inc.	1,900	198,284	Household durables - 0.60%

NiSource, Inc.	4,100	86,797	Black & Decker Corp.	1,200	88,368

Sempra Energy	4,800	238,656	Centex Corp.	2,300	117,185

		650,837	D.R. Horton, Inc.	4,200	92,106

Health care equipment & supplies - 1.78%			Fortune Brands, Inc.	2,600	188,760

Applera Corp. - Applied Biosystems Group	3,100	95,015	Harman International Industries, Inc.	1,200	97,344

Bausch & Lomb, Inc.	1,100	53,251	KB HOME	1,400	59,864

Baxter International, Inc.	11,300	501,494	Leggett & Platt, Inc.	3,700	85,285

Becton, Dickinson and Co.	4,300	299,710	Lennar Corp., Class A	2,500	112,100

Biomet, Inc.	4,100	134,111	Newell Rubbermaid, Inc.	4,700	126,853

Boston Scientific Corp.*	21,215	369,990	Pulte Homes, Inc.	3,400	100,878

C.R. Bard, Inc.	1,700	127,806	Stanley Works	1,200	56,676

Fisher Scientific International, Inc.*	2,100	164,283	Whirlpool Corp.	1,300	105,183

Medtronic, Inc.	21,100	989,590			1,230,602

Millipore Corp.*	800	51,344	Household products - 2.31%

Patterson Cos., Inc.*	2,600	80,132	Clorox Co.	2,700	161,487

St. Jude Medical, Inc.*	6,300	229,383	Colgate-Palmolive Co.	9,000	538,740

Stryker Corp.	5,000	240,150

UBS S&P 500 Index Fund
SCHEDULE OF INVESTMENTS – August 31, 2006 (unaudited)

Security description	Number of shares	Value ($)	Security description	Number of shares	Value ($)

Common stocks

Household products-(concluded)			Machinery - 1.44%

Kimberly Clark Corp.	7,900	501,650	Caterpillar, Inc.	11,500	763,025

Procter & Gamble Co.	56,552	3,500,569	Cummins, Inc.	800	91,856

		4,702,446	Danaher Corp.	4,100	271,789

Industrial conglomerates - 4.10%			Deere & Co.	4,000	312,400

3M Co.	13,100	939,270	Dover Corp.	3,600	175,032

General Electric Co.	179,500	6,113,770	Eaton Corp.	2,500	166,250

Reynolds American, Inc.	3,200	208,224	Illinois Tool Works, Inc.	7,400	324,860

Textron, Inc.	2,200	184,492	Ingersoll Rand Co., Class A	5,500	209,110

Tyco International Ltd.	34,600	904,790	ITT Industries, Inc.	3,200	156,640

		8,350,546	Navistar International Corp.*	1,000	22,940

Insurance - 4.65%			PACCAR, Inc.	4,350	237,814

ACE Ltd.	5,600	301,616	Pall Corp.	2,400	65,328

AFLAC, Inc.	8,700	392,109	Parker-Hannifin Corp.	2,000	148,100

Allstate Corp.	10,800	625,752			2,945,144

Ambac Financial Group, Inc.	2,000	173,180	Media - 3.32%

American International Group, Inc.	44,600	2,846,372	CBS Corp., Class B	13,200	376,860

AON Corp.	5,900	203,963	Clear Channel Communications, Inc.	9,100	264,264

Chubb Corp.	7,100	356,136	Comcast Corp., Class A*	36,400	1,274,000

Cincinnati Financial Corp.	2,965	138,347	E.W. Scripps Co., Class A	1,400	63,658

Genworth Financial, Inc., Class A	6,400	220,352	Gannett Co., Inc.	4,200	238,770

Hartford Financial Services Group, Inc.	5,200	446,472	Interpublic Group Cos., Inc.*	8,600	78,948

Lincoln National Corp.	4,845	294,091	McGraw-Hill Cos., Inc.	6,200	346,642

Loews Corp.	7,000	269,360	New York Times Co., Class A(1)	3,100	69,812

Marsh & McLennan Cos., Inc.	9,500	248,520	News Corp., Class A	41,300	785,939

MBIA, Inc.	2,300	141,749	Omnicom Group, Inc.(1)	3,000	262,260

Metlife, Inc.	13,200	726,396	Time Warner, Inc.	71,400	1,186,668

MGIC Investment Corp.	1,500	86,805	Tribune Co.	3,700	115,477

Progressive Corp.	14,000	344,260	Univision Communications, Inc., Class A*	3,700	127,872

Prudential Financial, Inc.	8,500	623,985	Viacom Inc., Class B*	12,500	453,750

SAFECO Corp.	2,000	115,420	Walt Disney Co.	37,800	1,120,770

St. Paul Cos., Inc.	12,100	531,190			6,765,690

Torchmark Corp.	1,900	118,199	Metals & mining - 0.93%

UnumProvident Corp.	5,500	104,225	Alcoa, Inc.	15,600	446,004

XL Capital Ltd., Class A	2,700	177,228	Allegheny Technologies, Inc.	1,500	86,025

		9,485,727	Consol Energy, Inc.	2,000	72,940

Internet & catalog retail - 0.35%			Freeport-McMoRan Copper & Gold, Inc., Class B	3,400	197,914

Amazon.com, Inc.*	5,000	154,150	Newmont Mining Corp.	7,900	404,875

eBay, Inc.*	20,000	557,200	Nucor Corp.	5,400	263,898

		711,350	Phelps Dodge Corp.	3,500	313,250

Internet software & services - 1.01%			United States Steel Corp.	2,000	116,340

Google, Inc., Class A*	3,500	1,324,855			1,901,246

VeriSign, Inc.*	4,800	97,152	Multi-line retail - 2.24%

Yahoo!, Inc.*	22,000	634,040	Costco Wholesale Corp.	8,100	378,999

		2,056,047	Dollar General Corp.	6,000	77,160

IT consulting & services - 0.25%			Family Dollar Stores, Inc.	2,900	74,153

Affiliated Computer Services, Inc.*	2,300	118,082	Federated Department Stores, Inc.	9,812	372,660

Computer Sciences Corp.*	3,200	151,616	J.C. Penney Co., Inc. (Holding Co.)	4,100	258,464

Electronic Data Systems Corp.	8,800	209,704	Kohl’s Corp.*	5,800	362,558

Unisys Corp.*	7,300	39,055	Nordstrom, Inc.	3,600	134,460

		518,457	Sears Holdings Corp.*(1)	1,758	253,345

Leisure equipment & products - 0.31%			Target Corp.	15,100	730,689

Brunswick Corp.	1,600	45,920	Wal-Mart Stores, Inc.	43,200	1,931,904

Eastman Kodak Co.(1)	5,300	112,731			4,574,392

Harley-Davidson, Inc.	4,700	274,997	Multi-utilities - 0.59%

Hasbro, Inc.	3,100	62,930	AES Corp.*	11,400	242,136

Mattel, Inc.	6,800	128,112	Centerpoint Energy, Inc.	6,000	86,700

		624,690

UBS S&P 500 Index Fund
SCHEDULE OF INVESTMENTS – August 31, 2006 (unaudited)

Security description	Number of shares	Value ($)	Security description	Number of shares	Value ($)

Common stocks

Multi-utilities-(concluded)			Real estate-(concluded)

Duke Energy Corp.	20,892	626,760	Boston Properties, Inc.	1,600	162,608

Williams Cos., Inc.	10,100	248,763	Equity Office Properties Trust	6,700	248,503

		1,204,359	Equity Residential Properties Trust	5,200	259,324

Office electronics - 0.12%			Kimco Realty Corp.	3,300	137,115

Xerox Corp.*	16,000	236,960	Plum Creek Timber Co., Inc.	3,000	104,490

Oil & gas - 7.85%			ProLogis	4,200	237,132

Anadarko Petroleum Corp.	8,100	379,971	Public Storage, Inc.	1,400	121,310

Apache Corp.	5,800	378,624	Realogy Corp.*	4,425	94,695

Ashland, Inc.	1,400	88,396	Simon Property Group, Inc.	3,300	279,807

Chesapeake Energy Corp.	6,600	208,362	Vornado Realty Trust	2,200	233,002

Chevron Corp.	38,063	2,451,257			2,177,814

ConocoPhillips, Inc.	28,321	1,796,401	Road & rail - 0.66%

Devon Energy Corp.	7,600	474,924	Burlington Northern Santa Fe, Inc.	6,300	421,785

El Paso Corp.	12,600	182,952	CSX Corp.	7,600	229,672

EOG Resources, Inc.	4,300	278,726	Norfolk Southern Corp.	7,300	311,929

Exxon Mobil Corp.	104,400	7,064,748	Union Pacific Corp.	4,700	377,645

Hess Corp.	4,100	187,698			1,341,031

Marathon Oil Corp.	6,330	528,555	Semiconductor equipment & products - 2.78%

Murphy Oil Corp.	3,000	146,730	Advanced Micro Devices, Inc.*	7,900	197,421

Occidental Petroleum Corp.	15,200	775,048	Altera Corp.*	6,900	139,587

Sunoco, Inc.	2,200	158,202	Analog Devices, Inc.	6,300	193,032

Valero Energy Corp.	10,600	608,440	Applied Materials, Inc.	27,000	455,760

XTO Energy, Inc.	6,433	294,439	Broadcom Corp., Class A*	8,050	236,992

		16,003,473	Freescale Semiconductor, Inc., Class B*	6,886	212,846

Paper & forest products - 0.34%			Intel Corp.	100,700	1,967,678

International Paper Co.	8,600	299,022	KLA-Tencor Corp.	3,300	144,903

Louisiana-Pacific Corp.	2,400	46,944	Linear Technology Corp.	5,200	176,852

MeadWestvaco Corp.	3,200	81,760	LSI Logic Corp.*	6,800	54,740

Weyerhaeuser Co.	4,300	266,600	Maxim Integrated Products, Inc.	5,800	168,780

		694,326	Micron Technology, Inc.*	11,400	196,992

Personal products - 0.17%			National Semiconductor Corp.	5,900	143,311

Alberto-Culver Co., Class B	1,300	63,999	Novellus Systems, Inc.*	2,400	67,008

Avon Products, Inc.	8,100	232,551	NVIDIA Corp.*	6,200	180,482

Estee Lauder Cos., Inc., Class A	1,300	47,918	PMC-Sierra, Inc.*	3,900	26,676

		344,468	QLogic Corp.*	2,800	51,464

Pharmaceuticals - 7.05%			Teradyne, Inc.*	4,200	58,968

Abbott Laboratories(1)	26,300	1,280,810	Texas Instruments, Inc.	26,800	873,412

Allergan, Inc.	2,600	297,856	Xilinx, Inc.	5,600	128,072

Barr Pharmaceuticals, Inc.*	1,700	96,050			5,674,976

Bristol-Myers Squibb Co.	33,400	726,450	Software - 3.21%

Eli Lilly & Co.	19,600	1,096,228	Adobe Systems, Inc.*	10,200	330,888

Forest Laboratories, Inc.*	5,700	284,886	Autodesk, Inc.*	4,400	152,944

Hospira, Inc.*	2,900	106,227	BMC Software, Inc.*	3,900	103,818

Johnson & Johnson	50,900	3,291,194	CA, Inc.	7,600	179,132

King Pharmaceuticals, Inc.*	4,300	69,746	Citrix Systems, Inc.*	3,400	104,312

Medco Health Solutions, Inc.*	5,300	335,861	Compuware Corp.*	7,900	60,040

Merck & Co., Inc.	37,600	1,524,680	Electronic Arts, Inc.*	5,300	270,141

Mylan Laboratories, Inc.	3,400	69,088	Intuit, Inc.*	5,700	172,254

Pfizer, Inc.	126,100	3,475,316	Microsoft Corp.	145,212	3,730,496

Schering-Plough Corp.	25,300	530,035	Novell, Inc.*	4,700	31,349

Watson Pharmaceuticals, Inc.*	1,900	48,716	Oracle Corp.*	67,900	1,062,635

Wyeth	23,100	1,124,970	Symantec Corp.*	18,206	339,360

		14,358,113			6,537,369

Real estate - 1.07%			Specialty retail - 1.93%

Apartment Investment & Management Co., Class A	1,700	87,108	AutoNation, Inc.*	2,576	50,052

Archstone-Smith Trust	4,000	212,720	AutoZone, Inc.*	800	72,240

UBS S&P 500 Index Fund
SCHEDULE OF INVESTMENTS – August 31, 2006 (unaudited)

Security description	Number of shares	Value ($)	Number of shares (000)			Interest rates (%)	Value ($)

Common stocks-(concluded)			Investments of cash collateral from securities loaned - 1.74%

Specialty retail-(concluded)			Money market funds† - 0.76%

Bed, Bath & Beyond, Inc.*	4,700	158,531	# 0	AIM Liquid Assets Money Market Portfolio		5.182	10

Best Buy Co., Inc.	7,200	338,400	2	AIM Prime Money Market Portfolio		5.216	2,126

Circuit City Stores-Circuit City Group	3,100	73,191	1,548	UBS Private Money Market Fund LLC**		5.231	1,548,037

Gap, Inc.	9,500	159,695	Total money market funds (cost—$1,550,173)				1,550,173

Home Depot, Inc.	35,500	1,217,295	Principal amount (000) ($)
					Maturity
Limited Brands	5,800	149,234			date

Lowe’s Cos., Inc.	26,800	725,208	Repurchase agreement - 0.98%

Office Depot, Inc.*	4,900	180,516	2,000	Repurchase agreement dated 08/31/06 with
				Barclays Bank PLC, collateralized by
OfficeMax, Inc.	1,400	58,142		$2,116,000 Federal Home Loan Mortgage Corp.
				obligations, zero coupon due 05/11/07;
RadioShack Corp.	2,600	46,956		(value—$2,040,670); proceeds: $2,000,293
				(cost—$2,000,000)	09/01/06	5.270	2,000,000
Sherwin-Williams Co.	2,100	108,444
			Total investments of cash collateral from securities loaned (cost—$3,550,173)				3,550,173
Staples, Inc.	13,000	293,280
			Total investments (cost—$165,885,661)(3)(4)(5) — 101.77%				207,396,804
Tiffany & Co.	2,800	88,480
			Liabilities in excess of other assets — (1.77)%				(3,601,713)
TJX Cos., Inc.	7,700	205,975
			Net assets — 100.00%				203,795,091
		3,925,639

Textiles & apparel - 0.34%

Coach, Inc.*	6,600	199,254

Jones Apparel Group, Inc.	2,300	71,990

Liz Claiborne, Inc.	1,900	71,003

Nike, Inc., Class B	3,200	258,432

V. F. Corp.	1,300	90,857

		691,536

Tobacco - 1.54%

Altria Group, Inc.	36,000	3,007,080

UST, Inc.	2,500	132,150

		3,139,230

Trading companies & distributors - 0.11%

Genuine Parts Co.	3,200	132,256

W.W. Grainger, Inc.	1,500	100,200

		232,456

Total common stocks (cost—$161,748,142)		203,259,285

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Short-term US government obligation - 0.07%

150	US Treasury Bills†† (cost—$147,346)	01/04/07	5.095 @	147,346

Repurchase agreement - 0.22%

440	Repurchase Agreement dated 08/31/06 with State Street Bank & Trust Co., collateralized by $342 US Treasury Bonds, 6.500% to 7.250% due 08/15/22 to 11/15/26 and $448,383 US Treasury Notes, 4.125% to 4.375% due 12/31/07 to 08/15/10; (value—$448,802); proceeds: $440,059 (cost—$440,000)	09/01/06	4.860	440,000

*	Non-income producing security.
#	Amount represents less than 500 shares.
(1)	Security, or portion thereof, was on loan at August 31, 2006.
(2)	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.
(3)	Includes $6,603,831 of investments in securities on loan, at value. The custodian for the Fund held cash and cash equivalents as collateral for securities loaned of $3,550,173. In addition, the Fund held US government securities having an aggregate value of $3,221,580 as collateral for portfolio securities loaned as follows:

Principal			Interest
amount		Maturity	rate
(000) ($)		date	(%)	Value ($)

3,291	US Treasury inflation index bonds	01/15/16	2.000	3,221,580

(4)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2006 were $48,512,494 and $7,001,351, respectively, resulting in net unrealized appreciation of investments of $41,511,143.
(5)	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Global Asset Management (Americas) and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
†	Interest rates shown reflect yield at August 31, 2006.
††	Entire amount pledged as collateral for futures transactions.
@	Interest rate shown is the discount rate at date of purchase.
**	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended August 31, 2006.

		Purchases	Sales		Income
		during the	during the		earned from
		three months	three months		affiliate for
Security	Value at	ended	ended	Value at	the three months
description	05/31/06 ($)	08/31/06 ($)	08/31/06 ($)	08/31/06 ($)	ended 08/31/06 ($)

UBS Private Money
Market Fund LLC	870,468	10,759,415	10,081,846	1,548,037	3,018

Futures contracts

Number of		In	Expiration	Unrealized
contracts	Contracts to receive	exchange for ($)	date	appreciation ($)

2	S&P 500 Index Futures	647,935	September 2006	4,865

Issuer breakdown by country
Percentage of Portfolio Assets (%)

United States	97.9

Bermuda	0.8

Netherlands Antilles	0.6

Cayman Islands	0.5

Panama	0.2

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Kai Sotorp

Kai Sotorp
President

Date:	October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai Sotorp

Kai Sotorp
President

Date:	October 30, 2006

By:	/s/ Thomas Disbrow

Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2006